AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 14, 2000

                                                       REGISTRATION NO. 33-52547
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                     -------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 6
                                       TO
                                    FORM S-6

                     -------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                     -------------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--58
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SALOMON SMITH BARNEY INC.
                                                            388 GREENWICH
                                                         STREET--23RD FLOOR
                                                         NEW YORK, NY 10013

      PRUDENTIAL SECURITIES      PAINEWEBBER INCORPORATED     DEAN WITTER REYNOLDS INC.
          INCORPORATED              1285 AVENUE OF THE             TWO WORLD TRADE
       ONE NEW YORK PLAZA                AMERICAS                CENTER--59TH FLOOR
       NEW YORK, NY 10292           NEW YORK, NY 10019           NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY           MICHAEL KOCHMANN
      P.O. BOX 9051            1200 HARBOR BLVD.          388 GREENWICH ST.
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10013

   LEE B. SPENCER, JR.            COPIES TO:             DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA       PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292                ESQ.                  TWO WORLD TRADE
                             450 LEXINGTON AVENUE        CENTER--59TH FLOOR
                              NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 13, 2000.

Check box if it is proposed that this filing will become effective on June 23, 2000 pursuant to paragraph (b) of Rule 485. /X/

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             ------------------------------
                             ----------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--58
                           (A UNIT INVESTMENT TRUST)
                           - CONNECTICUT, FLORIDA, NEW YORK AND PENNSYLVANIA PORTFOLIOS
                           -  PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INC.                       upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated June 23, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF MARCH 31, 2000, THE EVALUATION DATE.

CONTENTS
                                    PAGE
                                    ---
Connecticut Portfolio--
  Risk/Return Summary.............    3
Florida Insured Portfolio--
  Risk/Return Summary.............    6
New York Insured Portfolio--
  Risk/Return Summary.............    9
Pennsylvania Insured Portfolio--
  Risk/Return Summary.............   12
What You Can Expect From Your
  Investment......................   16
  Monthly Income..................   16
  Return Figures..................   16
  Records and Reports.............   16
The Risks You Face................   17
  Interest Rate Risk..............   17
  Call Risk.......................   17
  Reduced Diversification Risk....   17
  Liquidity Risk..................   17
  Concentration Risk..............   17
  State Concentration Risk........   18
  Bond Quality Risk...............   21
  Insurance Related Risk..........   21
  Litigation and Legislation
    Risks.........................   21
Selling or Exchanging Units.......   21
  Sponsors' Secondary Market......   21
  Selling Units to the Trustee....   21
  Exchange Option.................   22
How The Fund Works................   22
  Pricing.........................   22
  Evaluations.....................   22
  Income..........................   23
  Expenses........................   23
  Portfolio Changes...............   23
  Fund Termination................   24
  Certificates....................   24
  Trust Indenture.................   24
  Legal Opinion...................   25
  Auditors........................   25
  Sponsors........................   25
  Trustee.........................   26
  Underwriters' and Sponsors'
    Profits.......................   26
  Public Distribution.............   26
  Code of Ethics..................   26
  Year 2000 Issues................   26
Taxes.............................   27
Supplemental Information..........   29
Financial Statements..............  D-1

--------------------------------------------------------------------------------

CONNECTICUT PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,720,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  When the bonds were initially deposited
     they were rated A or better by Standard
     & Poor's, Moody's or Fitch. THE QUALITY
     OF THE BONDS MAY CURRENTLY BE LOWER.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  41% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

                                APPROXIMATE
                                 PORTFOLIO
                                PERCENTAGE
  / / Hospitals/Health Care         29%
  / / Housing                       24%
  / / State/Local Government
      Supported                     18%
  / / Refunded Bonds                11%
  / / Municipal Electric
  Utilities                         18%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE FUND.
     THIS CAN HAPPEN FOR VARIOUS REASONS,
     INCLUDING:

  - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

  -  Because the Fund is concentrated in
     hospital/health care bonds, adverse
     developments in this sector may affect the value of your units.

  - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS
     OF CONNECTICUT SO IT IS LESS DIVERSIFIED
     THAN A NATIONAL FUND AND IS SUBJECT TO RISKS
     PARTICULAR TO CONNECTICUT WHICH ARE BRIEFLY
     DESCRIBED UNDER STATE CONCENTRATION RISKS
     LATER IN THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free income.
     You will benefit from a professionally
     selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
     The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on
     the 25th day of the month to
     holders of record on the 10th
     day of the month):
     Regular Monthly Income per unit   $ 4.53
     Annual Income per unit:           $54.39
     THESE FIGURES ARE ESTIMATES DETERMINED ON
     THE EVALUATION DAY; ACTUAL PAYMENTS MAY
     VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.
     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.69
     Trustee's Fee
                                                    $0.47
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.32
     Evaluator's Fee
                                                    $0.58
     Other Operating Expenses
                                                    -----
                                                    $2.06
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR CONNECTICUT PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Connecticut
     Series were offered after 1987 and were
     outstanding on March 31, 2000. OF COURSE, PAST
     PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF
     FUTURE RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

                           WITH SALES FEE         NO SALES FEE
                         1 YEAR     5 YEARS    1 YEAR     5 YEARS
 -----------------------------------------------------------------
 High                     1.16%      5.18%      2.64%      6.36%
 Average                  -0.89      4.01       0.97       5.00
 Low                      -5.00      2.89       -2.22      3.86


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT                 $989.43
     (as of March 31, 2000)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some
     Connecticut state and local personal income taxes if you live in Connecticut.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE
     PROGRAM, INCLUDING CHARGES AND FEES, ASK THE
     TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT
     CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT
     LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds.
     We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

FLORIDA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 6
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,465,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Hospitals/Health Care                      57%
  / / Refunded Bonds                             23%
  / / Municipal Electric Utilities               20%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE FUND.
     THIS CAN HAPPEN FOR VARIOUS REASONS,
     INCLUDING:

  - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

  -  Because the Fund is concentrated in
     hospital/health care bonds, adverse
     developments in this sector may affect the value of your units.

  - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS
     OF FLORIDA SO IT IS LESS DIVERSIFIED THAN A
     NATIONAL FUND AND IS SUBJECT TO RISKS
     PARTICULAR TO FLORIDA WHICH ARE BRIEFLY
     DESCRIBED UNDER STATE CONCENTRATION RISKS
     LATER IN THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free income.
     You will benefit from a professionally
     selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
     The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on
     the 25th day of the month to
     holders of record on the 10th
     day of the month):
     Regular Monthly Income per unit   $ 4.48
     Annual Income per unit:           $53.85
     THESE FIGURES ARE ESTIMATES DETERMINED ON
     THE EVALUATION DAY; ACTUAL PAYMENTS MAY
     VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.48
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.33
     Evaluator's Fee
                                                    $0.65
     Other Operating Expenses
                                                    -----
                                                    $2.16
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR FLORIDA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Florida Series were offered between after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST
     PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF
     FUTURE RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    4.50%     5.10%     6.05%     4.62%     6.27%     6.54%
 Average                 -1.38      4.41      5.67      0.54      5.48      6.24
 Low                     -8.28      2.71      5.28     -5.50      3.57      5.87

 -----------------------------------------------------------

 Average
 Sales fee               1.99%     5.34%     5.60%

 -----------------------------------------------------------

 NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT                $1,006.82
     (as of March 31, 2000)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day.
     Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some
     Florida state and local personal income taxes if you live in Florida.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE
     COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.
     THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO
     REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds.
     We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,635,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Airports/Ports/Highways                    3%
  / / General Obligation                         19%
  / / Hospitals/Health Care                      19%
  / / Industrial Development Revenue             25%
  / / Municipal Water/Sewer Utilities            15%
  / / Refunded Bonds                             19%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     industrial development revenue bonds,
     adverse developments in this sector may
     affect the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF NEW YORK SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO NEW YORK
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on
     the 25th day of the month to
     holders of record on the 10th
     day of the month):
     Regular Monthly Income per unit   $ 4.50
     Annual Income per unit:           $54.00
     THESE FIGURES ARE ESTIMATES DETERMINED ON
     THE EVALUATION DAY; ACTUAL PAYMENTS MAY
     VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.69
     Trustee's Fee
                                                    $0.48
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.35
     Evaluator's Fee
                                                    $0.57
     Other Operating Expenses
                                                    -----
                                                    $2.09
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR NEW YORK PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior New York Series were offered after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS
     OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    6.07%     5.45%     6.45%     6.62%     6.63%     7.04%
 Average                 -1.33      4.16      5.99      0.54      5.18      6.58
 Low                     -7.77      2.58      5.63     -5.23      3.54      6.22

 -----------------------------------------------------------

 Average
 Sales fee               1.94%     5.07%     5.78%

 -----------------------------------------------------------

 NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT               $1,005.10
     (as of March 31, 2000)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New
     York state and local personal income taxes if you live in New York.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR
     MORE COMPLETE INFORMATION ABOUT THE PROGRAM,
     INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR
     THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS
     BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds.
     We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

PENNSYLVANIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,060,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  The Fund is concentrated in refunded
     bonds.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Hospitals/Health Care                      10%
  / / Industrial Development Revenue             43%
  / / Municipal Water/Sewer Utilities            19%
  / / Refunded Bonds                             28%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE FUND.
     THIS CAN HAPPEN FOR VARIOUS REASONS,
     INCLUDING:

  - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

  -  Because the Fund is concentrated in
     industrial development revenue bonds,
     adverse developments in this sector may
     affect the value of your units.

  - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS
     OF PENNSYLVANIA SO IT IS LESS DIVERSIFIED
     THAN A NATIONAL FUND AND IS SUBJECT TO RISKS
     PARTICULAR TO PENNSYLVANIA WHICH ARE BRIEFLY
     DESCRIBED UNDER STATE CONCENTRATION RISKS
     LATER IN THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free income.
     You will benefit from a professionally
     selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
     The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on
     the 25th day of the month to
     holders of record on the 10th
     day of the month):
     Regular Monthly Income per unit   $ 4.60
     Annual Income per unit:           $55.28
     THESE FIGURES ARE ESTIMATES DETERMINED ON
     THE EVALUATION DAY; ACTUAL PAYMENTS MAY
     VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                   YOUR
                                 MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------        ---------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.69
     Trustee's Fee
                                                    $0.47
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.42
     Evaluator's Fee
                                                    $0.75
     Other Operating Expenses
                                                    -----
                                                    $2.33
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR PENNSYLVANIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Pennsylvania
     Series were offered after 1987 and were
     outstanding on March 31, 2000. OF COURSE, PAST
     PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF
     FUTURE RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    3.53%     5.12%     5.74%     4.17%     6.30%     6.33%
 Average                 -1.92      4.29      5.53     -0.05      5.35      6.12
 Low                     -9.69      2.58      5.38     -6.80      3.48      5.97

 -----------------------------------------------------------

 Average
 Sales fee               1.95%     5.26%     5.82%

 -----------------------------------------------------------

 NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT                 $992.43
     (as of March 31, 2000)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some
     Pennsylvania state and local personal income taxes if you live in Pennsylvania.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR
     MORE COMPLETE INFORMATION ABOUT THE PROGRAM,
     INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR
     THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS
     BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds.
     We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                           FOR CONNECTICUT RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 25,750      $      0- 43,050     18.83       4.93       5.54       6.16       6.78       7.39       8.01       8.62
  $ 25,751- 62,450      $ 43,051-104,050     31.24       5.82       6.54       7.27       8.00       8.73       9.45      10.18
  $ 62,451-130,250      $104,051-158,550     34.11       6.07       6.83       7.59       8.35       9.11       9.86      10.62
  $130,251-283,150      $158,551-283,150     38.88       6.54       7.36       8.18       9.00       9.82      10.63      11.45
OVER $283,151           OVER $283,151        42.32       6.93       7.80       8.67       9.54      10.40      11.27      12.14

  $      0- 25,750       9.24       9.86
  $ 25,751- 62,450      10.91      11.63
  $ 62,451-130,250      11.38      12.14
  $130,251-283,150      12.27      13.09
OVER $283,151           13.00      13.87

                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------

                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     15.00       3.53       4.12       4.71       5.29       5.88       6.47       7.06
  $ 26,251- 63,550      $ 43,851-105,950     28.00       4.17       4.86       5.56       6.25       6.94       7.64       8.33
  $ 63,551-132,600      $105,951-161,450     31.00       4.35       5.07       5.80       6.52       7.25       7.97       8.70
  $132,601-288,350      $161,451-288,350     36.00       4.69       5.47       6.25       7.03       7.81       8.59       9.38
OVER $288,350           OVER $288,350        39.60       4.97       5.79       6.62       7.45       8.28       9.11       9.93

  $      0- 26,250       7.65       8.24
  $ 26,251- 63,550       9.03       9.72
  $ 63,551-132,600       9.42      10.14
  $132,601-288,350      10.16      10.94
OVER $288,350           10.76      11.59

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

                        $      0- 43,850     23.94       5.26       5.92       6.57       7.23       7.89       8.55       9.20
  $      0- 26,250                           23.99       5.26       5.92       6.58       7.24       7.89       8.55       9.21
  $ 26,251- 63,550      $ 43,851-105,950     35.65       6.22       6.99       7.77       8.55       9.32      10.10      10.88
  $ 63,551-132,600      $105,951-161,450     38.33       6.49       7.30       8.11       8.92       9.73      10.54      11.35
$132,601-288,350        $161,451-288,350     42.80       6.99       7.87       8.74       9.62      10.49      11.36      12.24
OVER $288,350           OVER $288,350        46.02       7.41       8.34       9.26      10.19      11.12      12.04      12.97

                         9.86      10.52
  $      0- 26,250       9.87      10.52
  $ 26,251- 63,550      11.66      12.43
  $ 63,551-132,600      12.16      12.97
$132,601-288,350        13.11      13.99
OVER $288,350           13.89      14.82

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,850     20.82       5.05       5.68       6.31       6.95       7.58       8.21       8.84
  $ 26,251- 63,550      $ 43,851-105,950     32.93       5.96       6.71       7.46       8.20       8.95       9.69      10.44
  $ 63,551-132,600      $105,951-161,450     35.73       6.22       7.00       7.78       8.56       9.34      10.11      10.89
  $132,601-288,350      $161,451-288,350     40.38       6.71       7.55       8.39       9.23      10.06      10.90      11.74
OVER $288,350           OVER $288,350        43.74       7.11       8.00       8.89       9.78      10.66      11.55      12.44

  $      0- 26,250       9.47      10.10
  $ 26,251- 63,550      11.18      11.93
  $ 63,551-132,600      11.67      12.45
  $132,601-288,350      12.58      13.42
OVER $288,350           13.33      14.22

                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     17.38       3.63       4.24       4.84       5.45       6.05       6.66       7.26
  $ 26,251- 63,550      $ 43,851-109,950     30.02       4.29       5.00       5.72       6.43       7.14       7.86       8.57
  $ 63,551-132,600      $105,951-161,450     32.93       4.47       5.22       5.96       6.71       7.46       8.20       8.95
  $132,601-288,350      $161,451-288,350     37.79       4.82       5.63       6.43       7.23       8.04       8.84       9.65
OVER $288,350           OVER $288,350        41.29       5.11       5.96       6.81       7.66       8.52       9.37      10.22

  $      0- 26,250       7.87       8.47       9.08       9.68
  $ 26,251- 63,550       9.29      10.00      10.72      11.43
  $ 63,551-132,600       9.69      10.44      11.18      11.93
  $132,601-288,350      10.45      11.25      12.06      12.86
OVER $288,350           11.07      11.92      12.77      13.63

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Connecticut and Florida Portfolios' concentration in hospital and health care bonds.
  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the New York and Pennsylvania Portfolios' concentration in industrial development revenue bonds (IDRs). IDRs are issued to finance various privately operated projects such as pollution control and manufacturing facilities. Payment for these bonds depends on:
  - creditworthiness of the corporate operator of the project being financed;
  - economic factors relating to the particular industry; and,
  - in some cases, creditworthiness of an affiliated or third-party guarantor.

Here is what you should know about the Pennsylvania Portfolio's concentration in refunded bonds. Refunded bonds are typically:
  - backed by direct obligations of the U.S. government; or
  - in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
  - noncallable prior to maturity; but
  - sometimes called for redemption prior to maturity.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CONNECTICUT RISKS

GENERALLY

Connecticut has experienced a variety of economic problems in the last several years including:

  - manufacturing, historically the state's most important activity, has employed fewer and fewer poeple over the last 10 years;

  - large cuts in defense spending threaten defense-related business, which has traditionally represented a big part of the state's manufacturing activity; and

  - unemployment and poverty are high in certain parts of the state, even though unemployment state-wide is below the national average.

STATE AND LOCAL GOVERNMENT

Connecticut's state and local governments have also experienced financial difficulties for several years. For example:

  - the state's General Fund had operating deficits for several years in the late 1980s and early 1990s. Since 1991, however, the General Fund has had operating surpluses;

  - the state issued notes in 1991 to fund its accumulated deficit. The notes were originally supposed to be paid by 1996, but they were rescheduled, so that they were repaid in 1999; and

  - Connecticut has several of the nation's poorest and most financially troubled cities, including Bridgeport, which filed for bankruptcy in 1991, and its capital city of Hartford.

Local governments in Connecticut receive tax revenue only from taxes on real estate and personal property, which makes it hard for them to raise additional tax revenue. Both Connecticut and its cities depend heavily on federal aid, and the cities also depend on a significant amount of state aid. Both the state and its cities could be hurt by any future reduction in the amount of such aid.

Connecticut's general obligation bonds are rated AA by Standard & Poor's, Aa3 by Moody's, and AA by Fitch.

FLORIDA RISKS

GENERALLY

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

  - south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;

  - central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and

  - the state as a whole is also very dependent on tourism and construction.

STATE AND LOCAL GOVERNMENT

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;

  - a decline in manufacturing jobs, leading to above-average unemployment;

  - sensitivity to the financial services industry; and

  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $3 billion and $5 billion are projected for the next two years. The State's general obligation bonds are rated A+ by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of over $2 billion are projected for the 2002, 2003 and 2004 fiscal years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;

  - welfare and medical costs;

  - expiring labor contracts; and

  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A- by Standard & Poor's and A3 by Moody's. $31.2 billion of combined City, MAC and PBC debt is outstanding, and the City proposes $25.3 billion of financing over fiscal 1999-2003. New York City currently expects to reach its constitutional limits on debt issuance in Fiscal 2003.

PENNSYLVANIA RISKS

GENERALLY

Pennsylvania and many of its municipalities (including Philadelphia) have undergone an economic decline:

  - coal, steel, railroads and other heavy industry historically associated with the Commonwealth has given way to increased competition from foreign producers.

  - agriculture and related industries are still an important part of the Commonwealth's economy.

  - recently, however, service sector industries (trade, medical and health services, education and financial services) have provided new sources of growth.

STATE AND LOCAL GOVERNMENTS

Historically, both the Commonwealth and the City of Philadelphia have experienced serious revenue shortfalls. At the same time, rising demands for state and local programs and services (particularly medical assistance and cash assistance programs) have led to increased spending.

  - in recent years, both the Commonwealth and the City of Philadelphia have tried to balance their budgets with a mix of tax increases and spending cuts.

  - Philadelphia has considered significant service cuts and privatization of certain services which it has provided to date.

  - In 1991, the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority ('PICA') which it authorized to issue debt to cover Philadelphia's budget shortfalls, eliminate the City's projected deficits and fund its capital spending. PICA issued approximately $1.76 billion of Special Revenue Bonds on Philadelphia's behalf. Its power to issue bonds on Philadelphia's behalf expired at the end of 1996; as of June 30, 1999, approximately $1.0 billion in PICA Special Revenue Bonds were outstanding.

  - Pennsylvania's general obligation bonds are currently rated Aa3 by Moody's and AA- by Standard & Poor's. Philadelphia's general obligation bonds are rated Baa2 by Moody's and BBB by Standard & Poor's. There can be no assurance that these ratings will not be lowered.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays,

Sundays and the following holidays as observed by the New York Stock Exchange:
New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the

Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000.

However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CONNECTICUT TAXES

In the opinion of Day, Berry & Howard LLP, Hartford, Connecticut, special counsel on Connecticut tax matters:

Under the income tax laws of the State of Connecticut, the Fund will not be taxed. If you are an individual, trust or estate that is subject to the Connecticut income tax, you will not be taxed on your share of the interest derived by the Fund from those bonds that are tax-exempt for Connecticut income tax purposes. In addition, if you hold your units of the Fund as a capital asset, you will not recognize either gain or loss if the Fund enters into a transaction in which it is treated for federal income tax purposes as having sold a bond that is issued by an issuer in Connecticut and is tax-exempt for Connecticut income tax purposes, and you may not have to recognize gain or loss to the extent attributable to a unit's share of any such bonds if you sell, exchange or redeem the unit. You should consult your tax adviser in this regard. In all other instances, you will recognize gain or loss in the event either the Fund enters into a transaction involving a bond held by it or you sell, exchange or redeem a unit of the Fund, to the same extent that you recognize gain or loss therefrom for Federal income tax purposes.

In the case of an entity subject to the Connecticut corporation business tax, its share of all income derived from units of the Fund or their ownership will be subject to that Connecticut tax.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Florida Trust will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the

Trust will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

PENNSYLVANIA TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters:

The Pennsylvania Trust will not be taxed as a corporation under the current income tax laws of Pennsylvania. Your income from the Trust may be subject to taxation depending on where you live. If you are a Pennsylvania taxpayer your interest income from the Trust will be tax-exempt to the extent that income is earned on bonds that are tax-exempt for Pennsylvania purposes. However, gains on the sale of bonds by the Trust or on the sale of your units will be subject to Pennsylvania income tax. If you are a Philadelphia resident you may be subject to the Philadelphia school district tax on any gains realized from the sale of bonds by the Trust or the sale of units by you to the extent either the bonds or units have been held for six months or less. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Trust.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (CONNECTICUT, FLORIDA,
NEW YORK AND PENNSYLVANIA TRUSTS),
DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
of Municipal Investment Trust Fund, Multistate Series - 58
(Connecticut, Florida, New York and Pennsylvania Trusts),
Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 58 (Connecticut, Florida, New York and Pennsylvania Trusts), Defined Asset Funds, including the portfolios, as of March 31, 2000 and the related statements of operations and of changes in net assets for the years ended March 31, 2000, 1999 and 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 2000, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee.
An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 58 (Connecticut, Florida, New York and Pennsylvania Trusts), Defined Asset Funds at March 31, 2000 and the results of their operations and changes in their net assets for the above-stated years in accordance with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

New York, N.Y.
May 31, 2000

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (CONNECTICUT TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
As of March 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,596,451)(Note 1) .........                                                 $ 2,666,591
       Accrued interest................................                                                      51,777
       Cash - principal ...............................                                                       1,006
                                                                                                        -----------
         Total trust property .........................                                                   2,719,374

     LESS LIABILITIES:
       Income advance from Trustee.....................                                $    16,326
       Accrued Sponsors' fees .........................                                        338           16,664
                                                                                       -----------      -----------

     NET ASSETS, REPRESENTED BY:
       2,771 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,667,597

       Undistributed net investment income ............                                     35,113      $ 2,702,710
                                                                                       -----------      ===========

     UNIT VALUE ($ 2,702,710 / 2,771 units)............                                                 $    975.36
                                                                                                        ===========

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (CONNECTICUT TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS


                                                                  Years Ended March 31,
                                                          2000            1999            1998
                                                          ----            ----            ----
     INVESTMENT INCOME:

       Interest income ........................    $   166,341      $   171,852       $   183,241
       Trustee's fees and expenses ............         (4,463)          (4,234)           (5,121)
       Sponsors' fees .........................         (1,334)          (1,113)           (1,154)
                                                   ----------------------------------------------
       Net investment income ..................        160,544          166,505           176,966
                                                   ----------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........          5,427            6,991             4,190
       Unrealized appreciation (depreciation)
         of investments .......................       (198,334)          13,151           185,442
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (192,907)          20,142           189,632
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   (32,363)     $   186,647       $   366,598
                                                   ==============================================

                                          See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (CONNECTICUT TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Years Ended March 31,
                                                          2000            1999            1998
                                                          ----            ----            ----
     OPERATIONS:
       Net investment income ..................    $   160,544      $   166,505       $   176,966
       Realized gain on
         securities sold or redeemed ..........          5,427            6,991             4,190
       Unrealized appreciation (depreciation)
         of investments .......................       (198,334)          13,151           185,442
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        (32,363)         186,647           366,598
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (161,008)        (166,805)         (177,300)
       Principal ..............................         (7,268)         (20,691)          (39,957)
                                                   ----------------------------------------------
       Total distributions ....................       (168,276)        (187,496)         (217,257)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (2,863)          (1,008)           (1,407)
       Redemption amounts - principal .........       (243,530)        (103,301)         (126,559)
                                                   ----------------------------------------------
       Total share transactions ...............       (246,393)        (104,309)         (127,966)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....       (447,032)        (105,158)           21,375

     NET ASSETS AT BEGINNING OF YEAR ..........      3,149,742        3,254,900         3,233,525
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,702,710      $ 3,149,742       $ 3,254,900
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     54.66      $     54.99       $     55.86
                                                   ==============================================
       Principal distributions during
         year .................................    $      2.49      $      6.84       $     12.77
                                                   ==============================================
       Net asset value at end of
         year .................................    $    975.36      $  1,041.24       $  1,041.57
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            254              100               125
       Outstanding at end of year .............          2,771            3,025             3,125
                                                   ==============================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (CONNECTICUT TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

      1.    SIGNIFICANT ACCOUNTING POLICIES

            The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

            (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

            (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

            (C)   Interest income is recorded as earned.

      2.    DISTRIBUTIONS

            A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

      3.    NET CAPITAL

          Cost of 2,771 units at Date of Deposit .....................                                  $ 2,787,432
          Less sales charge ..........................................                                      125,435
                                                                                                        -----------
          Net amount applicable to Holders ...........................                                    2,661,997
          Redemptions of units - net cost of 479 units redeemed
            less redemption amounts (principal).......................                                      (13,232)
          Realized gain on securities sold or redeemed ...............                                       16,608
          Principal distributions ....................................                                      (67,916)
          Unrealized appreciation of investments......................                                       70,140
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 2,667,597
                                                                                                        ===========

      4.    INCOME TAXES

            As of March 31, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $70,140, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,596,451 at March 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (CONNECTICUT TRUST),
DEFINED ASSET FUNDS

PORTFOLIO
As of March 31, 2000

                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------
  1  CT Mun. Electric Energy Coop., Pwr.       AAA      $   500,000    5.000  %     2018         01/01/04   $   437,130 $   460,150
     Supply Sys. Rev. Bonds, Ser. 1993 A                                                         @ 102.000
     (MBIA Ins.) (5)

  2  Connecticut Hsg. Fin. Auth., Hsg. Mtge.   AA           450,000    6.300        2024         05/15/03       453,537     455,841
     Fin. Prog. Bonds, 1993 Ser. B                                                               @ 102.000

  3  Puerto Rico Pub. Bldgs. Auth., Pub.       A            195,000    5.750        2015         07/01/03       183,606     197,443
     Educ. and Hlth. Fac. Rfdg. Bonds,                                                           @ 101.500
     Ser. M

  4  State of Connecticut Hlth. and Educl.     AAA          320,000    6.000        2024         07/01/04       320,000     320,957
     Fac. Auth., Rev. Bonds, New Britain                                                         @ 102.000
     Gen. Hosp. Issue, Ser. B (AMBAC Ins.)
     (5)

  5  State of Connecticut Hlth. and Educl.     AA-          460,000    6.250        2021         11/01/04       465,966     470,410
     Fac. Auth., Rev. Bonds, Nursing Home                                                        @ 102.000
     Prog. Issue, Ser. 1994 (Sharon Hlth.
     Care Proj.)

  6  State of Connecticut Hlth. and Educl.     AA-          500,000    5.100        2019         11/01/04       435,675     451,845
     Fac. Auth., Rev. Bonds, Nursing Home                                                        @ 102.000
     Prog. Issue, Ser. 1994 (St. Joseph's
     Living Ctr. Proj.)

  7  State of Connecticut, Hlth. and Educl.    AAA          295,000    6.250        2022(6)      07/01/02       300,537     309,945
     Facs. Auth. Rev. Bonds, Middlesex                                                           @ 102.000
     Hosp. Issue Ser. G (MBIA Ins.) (5)

                                                          ---------                                           ---------   ---------
                                                        $ 2,720,000                                         $ 2,596,451 $ 2,666,591
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 22.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
As of March 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,274,636)(Note 1) .........                                                 $ 2,429,095
       Accrued interest................................                                                      59,349
       Cash - principal ...............................                                                           4
                                                                                                        -----------
         Total trust property .........................                                                   2,488,448

     LESS LIABILITIES:
       Income advance from Trustee.....................                                $    27,433
       Accrued Sponsors' fees .........................                                        308           27,741
                                                                                       -----------      -----------

     NET ASSETS, REPRESENTED BY:
       2,476 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,429,099

       Undistributed net investment income ............                                     31,608      $ 2,460,707
                                                                                       -----------      ===========

     UNIT VALUE ($ 2,460,707 / 2,476 units)............                                                 $    993.82
                                                                                                        ===========

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS


                                                                  Years Ended March 31,
                                                          2000            1999            1998
                                                          ----            ----            ----
     INVESTMENT INCOME:

       Interest income ........................    $   152,613      $   173,164       $   194,143
       Trustee's fees and expenses ............         (4,288)          (4,255)           (5,320)
       Sponsors' fees .........................         (1,300)          (1,134)           (1,242)
                                                   ----------------------------------------------
       Net investment income ..................        147,025          167,775           187,581
                                                   ----------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON IN47VESTMENTS:
       Realized gain on
         securities sold or redeemed ..........         44,274           36,450            20,815
       Unrealized appreciation (depreciation)
         of investments .......................       (221,735)          15,837           262,257
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (177,461)          52,287           283,072
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   (30,436)     $   220,062       $   470,653
                                                   ==============================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (FLORIDA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Years Ended March 31,
                                                          2000            1999            1998
                                                          ----            ----            ----
     OPERATIONS:
       Net investment income ..................    $   147,025      $   167,775       $   187,581
       Realized gain on
         securities sold or redeemed ..........         44,274           36,450            20,815
       Unrealized appreciation (depreciation)
         of investments .......................       (221,735)          15,837           262,257
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        (30,436)         220,062           470,653
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (147,362)        (167,880)         (187,624)
       Principal ..............................        (27,605)         (22,474)           (7,280)
                                                   ----------------------------------------------
       Total distributions ....................       (174,967)        (190,354)         (194,904)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (5,161)          (4,556)           (3,218)
       Redemption amounts - principal .........       (416,403)        (375,517)         (254,870)
                                                   ----------------------------------------------
       Total share transactions ...............       (421,564)        (380,073)         (258,088)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....       (626,967)        (350,365)           17,661

     NET ASSETS AT BEGINNING OF YEAR ..........      3,087,674        3,438,039         3,420,378
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,460,707      $ 3,087,674       $ 3,438,039
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     54.20      $     54.76       $     55.09
                                                   ==============================================
       Principal distributions during
         year .................................    $     10.75      $      7.43       $      2.17
                                                   ==============================================
       Net asset value at end of
         year .................................    $    993.82      $  1,066.55       $  1,056.88
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            419              358               247
       Outstanding at end of year .............          2,476            2,895             3,253
                                                   ==============================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (FLORIDA TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

      1.    SIGNIFICANT ACCOUNTING POLICIES

            The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

            (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

            (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

            (C)   Interest income is recorded as earned.

      2.    DISTRIBUTIONS

            A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

      3.    NET CAPITAL

          Cost of 2,476 units at Date of Deposit .....................                                  $ 2,427,668
          Less sales charge ..........................................                                      109,248
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,318,420
          Redemptions of units - net cost of 1,024 units redeemed
            less redemption amounts (principal).......................                                      (87,960)
          Realized gain on securities sold or redeemed ...............                                      101,539
          Principal distributions ....................................                                      (57,359)
          Unrealized appreciation of investments......................                                      154,459
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,429,099
                                                                                                         ===========

      4.    INCOME TAXES

            As of March 31, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $154,459, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,274,636 at March 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (FLORIDA TRUST) (INSURED),
DEFINED ASSET FUNDS

PORTFOLIO
As of March 31, 2000

                                             Rating of                                            Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  City of Miami Beach, FL, Hlth. Fac.       AAA      $   440,000    6.250  %     2019         11/15/02   $   441,659 $   450,573
     Auth., Hosp. Rev. Rfdg. Bonds, Ser                                                          @ 102.000
     1992  (Mount Sinai Med. Center Proj.)
     (FSAM Ins.)

  2  Dade Cnty., FL, Professional Sports       AAA          315,000    6.000        2017(6)      10/01/02       311,085     328,876
     Fran. Fac. Tax Rev. Bonds, Ser. 1992 B                                                      @ 101.500
     (Financial Guaranty Ins.)

  3  Florida Mun. Pwr. Agency,  All-           AAA          500,000    5.100        2025         10/01/03       421,255     453,330
     Requirements Pwr. Supply Proj.,  Rev.                                                       @ 101.000
     Bonds, Ser. 1993 (AMBAC Ins.)

  4  Pinellas Cnty., FL, Hlth. Fac. Auth.,     AAA          500,000    5.625        2023         11/15/03       461,210     490,675
     Hosp. Rev. Bonds, Ser. 1993 (Morton                                                         @ 102.000
     Plant Hlth. Sys. Proj.) (MBIA Ins.)

  5  South Broward Hosp. Dist., FL, Hosp.      AAA          450,000    5.500        2022         05/01/03       408,339     436,005
     Rev. and Rfdg. Bonds, Ser. 1993                                                             @ 102.000
     (AMBAC Ins.)

  6  Village Center Cmnty. Dev. Dist. (Lake    AAA          260,000    5.375        2023(6)      11/01/03       231,088     269,636
     Cnty., FL), Util. Rev. Bonds, Ser.                                                          @ 102.000
     1993  (Financial Guaranty Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,465,000                                         $ 2,274,636 $ 2,429,095
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 22.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
As of March 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,456,863)(Note 1) .........                                                 $ 2,601,438
       Accrued interest................................                                                      40,074
       Cash - principal ...............................                                                           1
                                                                                                        -----------
         Total trust property .........................                                                   2,641,513

     LESS LIABILITIES:
       Income advance from Trustee.....................                                $     3,441
       Accrued Sponsors' fees .........................                                        317            3,758
                                                                                       -----------      -----------

     NET ASSETS, REPRESENTED BY:
       2,658 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,601,439

       Undistributed net investment income ............                                     36,316      $ 2,637,755
                                                                                       -----------      ===========

     UNIT VALUE ($ 2,637,755 / 2,658 units)............                                                 $    992.38
                                                                                                        ===========

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS


                                                                  Years Ended March 31,
                                                          2000            1999            1998
                                                          ----            ----            ----
     INVESTMENT INCOME:

       Interest income ........................    $   149,112      $   152,577       $   176,149
       Trustee's fees and expenses ............         (4,260)          (4,011)           (5,082)
       Sponsors' fees .........................         (1,230)          (1,013)           (1,130)
                                                   ----------------------------------------------
       Net investment income ..................        143,622          147,553           169,937
                                                   ----------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........              1           17,682            21,988
       Unrealized appreciation (depreciation)
         of investments .......................       (140,861)           8,086           186,424
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (140,860)          25,768           208,412
                                                   ----------------------------------------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $     2,762      $   173,321       $   378,349
                                                   ==============================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Years Ended March 31,
                                                          2000            1999            1998
                                                          ----            ----            ----
     OPERATIONS:
       Net investment income ..................    $   143,622      $   147,553       $   169,937
       Realized gain on
         securities sold or redeemed ..........              1           17,682            21,988
       Unrealized appreciation (depreciation)
         of investments .......................       (140,861)           8,086           186,424
                                                   ----------------------------------------------
       Net increase in net assets
         resulting from operations ............          2,762          173,321           378,349
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (143,691)        (147,922)         (170,478)
       Principal ..............................           (904)         (18,668)          (11,506)
                                                   ----------------------------------------------
       Total distributions ....................       (144,595)        (166,590)         (181,984)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............                          (2,417)           (4,436)
       Redemption amounts - principal .........                        (209,859)         (361,680)
                                                   ----------------------------------------------
       Total share transactions ...............                        (212,276)         (366,116)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ...............       (141,833)        (205,545)         (169,751)

     NET ASSETS AT BEGINNING OF YEAR ..........      2,779,588        2,985,133         3,154,884
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,637,755      $ 2,779,588       $ 2,985,133
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     54.06      $     54.36       $     55.05
                                                   ==============================================
       Principal distributions during
         year .................................    $      0.34      $      6.95       $      3.81
                                                   ==============================================
       Net asset value at end of
         year .................................    $    992.38      $  1,045.74       $  1,043.39
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................                             203               352
       Outstanding at end of year .............          2,658            2,658             2,861
                                                   ==============================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (NEW YORK TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

      1.    SIGNIFICANT ACCOUNTING POLICIES

            The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

            (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

            (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

            (C)   Interest income is recorded as earned.

      2.    DISTRIBUTIONS

            A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

      3.    NET CAPITAL

          Cost of 2,658 units at Date of Deposit .....................                                  $ 2,617,386
          Less sales charge ..........................................                                      117,786
                                                                                                        -----------
          Net amount applicable to Holders ...........................                                    2,499,600
          Redemptions of units - net cost of 592 units redeemed
            less redemption amounts (principal).......................                                      (52,437)
          Realized gain on securities sold or redeemed ...............                                       42,739
          Principal distributions ....................................                                      (33,038)
          Unrealized appreciation of investments......................                                      144,575
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 2,601,439
                                                                                                        ===========

      4.    INCOME TAXES

            As of March 31, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $144,575, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,456,863 at March 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (NEW YORK TRUST) (INSURED),
DEFINED ASSET FUNDS

PORTFOLIO
As of March 31, 2000

                                             Rating of                                            Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  New York City Hlth. and Hosp. Corp.,      AAA      $   500,000    5.750  %     2022         02/15/03   $   470,290 $   492,625
     NY, Hlth. Sys. Bonds, 1993 Ser. A                                                           @ 100.000
     (AMBAC Ins.)

  2  New York City, NY, Mun. Wtr. Fin.         AAA          385,000    5.750        2018         06/15/02       363,406     386,956
     Auth., Wtr. and Swr. Sys. Rev. Bonds,                                                       @ 101.500
     Fiscal   1993 Ser. A (Financial
     Guaranty Ins.)

  3  New York State Energy Research and Dev.   AAA          200,000    6.350        2032         05/15/02       202,210     203,702
     Auth., Poll. Ctl. Rfdg. Rev. Bonds,                                                         @ 102.000
     Ser. 1992 A (Rochester Gas and Elec.
     Corp. Proj.) (MBIA Ins.)

  4  New York State Energy Research and Dev.   AAA          470,000    5.250        2020         10/01/03       415,128     439,516
     Auth., Ser. 1993 B (Consolidated Edison                                                     @ 102.000
     of New York, Inc.) (MBIA Ins.)

  5  New York State Thruway Auth., Gen. Rev.   AAA          165,000    5.500        2023(6)      01/01/02       150,607     167,262
     Bonds, Ser. A (Financial Guaranty Ins.)                                                     @ 100.000


  6  The City of New York, NY, G. O.           AAA          500,000    5.375        2019         10/01/03       447,505     482,730
     Bonds, Fiscal 1994 C (AMBAC Ins.)                                                           @ 101.500

  7  Triborough Bridge and Tunnel Auth., NY,   AAA          330,000    6.000        2015(6)      01/01/02       324,209     342,002
     Special Oblig. Bonds, Ser. 1992                                                             @ 101.500
     (AMBAC Ins.)

                                                             85,000    6.000        2015         01/01/02        83,508      86,645
                                                                                                 @ 101.500


                                                          ---------                                           ---------   ---------
                                                        $ 2,635,000                                         $ 2,456,863 $ 2,601,438
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 22.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
As of March 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 1,956,920)(Note 1) .........                                                 $ 2,032,160
       Accrued interest................................                                                      33,773
       Cash - principal ...............................                                                       1,869
                                                                                                        -----------
         Total trust property .........................                                                   2,067,802

     LESS LIABILITIES:
       Income advance from Trustee.....................                                $     5,883
       Accrued Sponsors' fees .........................                                        256            6,139
                                                                                       -----------      -----------

     NET ASSETS, REPRESENTED BY:
       2,098 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,034,029

       Undistributed net investment income ............                                     27,634      $ 2,061,663
                                                                                       -----------      ===========

     UNIT VALUE ($ 2,061,663 / 2,098 units)............                                                 $    982.68
                                                                                                        ===========

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS


                                                                  Years Ended March 31,
                                                          2000            1999            1998
                                                          ----            ----            ----
     INVESTMENT INCOME:

       Interest income ........................    $   129,158      $   148,620       $   168,422
       Trustee's fees and expenses ............         (3,954)          (3,915)           (4,877)
       Sponsors' fees .........................         (1,057)            (963)           (1,055)
                                                   ----------------------------------------------
       Net investment income ..................        124,147          143,742           162,490
                                                   ----------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........         18,928           22,668            14,467
       Unrealized appreciation (depreciation)
         of investments .......................       (171,873)          (9,933)          182,738
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (152,945)          12,735           197,205
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   (28,798)     $   156,477       $   359,695
                                                   ==============================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS



                                                                  Years Ended March 31,
                                                          2000            1999            1998
                                                          ----            ----            ----

     OPERATIONS:
       Net investment income ..................    $   124,147      $   143,742       $   162,490
       Realized gain on
         securities sold or redeemed ..........         18,928           22,668            14,467
       Unrealized appreciation (depreciation)
         of investments .......................       (171,873)          (9,933)          182,738
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        (28,798)         156,477           359,695
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (124,459)        (144,075)         (162,860)
       Principal ..............................        (12,368)         (16,330)          (15,747)
                                                   ----------------------------------------------
       Total distributions ....................       (136,827)        (160,405)         (178,607)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (3,813)          (3,563)           (3,251)
       Redemption amounts - principal .........       (304,203)        (302,529)         (271,574)
                                                   ----------------------------------------------
       Total share transactions ...............       (308,016)        (306,092)         (274,825)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ...............       (473,641)        (310,020)          (93,737)

     NET ASSETS AT BEGINNING OF YEAR ..........      2,535,304        2,845,324         2,939,061
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,061,663      $ 2,535,304       $ 2,845,324
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     55.59      $     56.33       $     56.79
                                                   ==============================================
       Principal distributions during
         year .................................    $      5.71      $      6.47       $      5.63
                                                   ==============================================
       Net asset value at end of
         year .................................    $    982.68      $  1,055.06       $  1,056.96
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            305              289               263
       Outstanding at end of year .............          2,098            2,403             2,692
                                                   ==============================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (PENNSYLVANIA TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

      1.    SIGNIFICANT ACCOUNTING POLICIES

            The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

            (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

            (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

            (C)   Interest income is recorded as earned.

      2.    DISTRIBUTIONS

            A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

      3.    NET CAPITAL

          Cost of 2,098 units at Date of Deposit .....................                                  $ 2,109,119
          Less sales charge ..........................................                                       94,917
                                                                                                        -----------
          Net amount applicable to Holders ...........................                                    2,014,202
          Redemptions of units - net cost of 1,152 units redeemed
            less redemption amounts (principal).......................                                      (72,928)
          Realized gain on securities sold or redeemed ...............                                       71,650
          Principal distributions ....................................                                      (54,135)
          Unrealized appreciation of investments......................                                       75,240
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $ 2,034,029
                                                                                                        ===========

      4.    INCOME TAXES

            As of March 31, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $75,240, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $1,956,920 at March 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (PENNSYLVANIA TRUST) (INSURED),
DEFINED ASSET FUNDS

PORTFOLIO
As of March 31, 2000

                                             Rating of                                            Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------
  1  Allegheny Cnty., PA, Hosp. Dev. Auth.,    AAA      $   195,000    6.250  %     2023(6)      11/01/02   $   195,630 $   202,084
     Hlth. Care Ctr. Rev. Rfdg. Bonds, Ser.                                                      @ 100.000
     1992 A (Presbyterian Univ. Hlth. Sys.,
     Inc. Proj.) (MBIA Ins.)

  2  Beaver Cnty., PA, Indl. Dev. Auth.,       AAA          450,000    5.450        2033         09/15/03       397,463     415,049
     Poll. Ctl. Rev. Rfdg. Bonds, (Ohio                                                          @ 102.000
     Edison Co. Manfield Proj.),
     1993 Ser. A (AMBAC Ins.)

  3  The Hosp. Auth., of the Cnty. of          AAA          335,000    6.250        2022(6)      07/01/02       337,472     351,750
     Beaver, PA. Hosp. Rev. Bonds,                                                               @ 102.000
     Ser. 1992 A (The Med. Ctr., Beaver, PA,
     Inc.) (AMBAC Ins.)

  4  City of Philadelphia, PA, Water and       AAA          330,000    5.250        2023         06/15/03       285,938     305,399
     Wastewater Rev. Bonds, Ser. 1993                                                            @ 102.000
     (MBIA Ins.)

  5  Dauphin Cnty. Gen. Auth., Hosp. Rev.      AAA          205,000    5.500        2023         07/01/03       184,453     193,688
     Bonds, HAPSCO Group, Inc. Tax-Exempt                                                        @ 102.000
     Loan Proj. (The Western Pennsylvania
     Hosp. Proj.), Ser. 1993 A (MBIA Ins.)

  6  Lehigh Cnty., PA, Indl. Dev. Auth.,       AAA          445,000    6.400        2021         11/01/02       455,253     461,407
     Poll. Ctl. Rev. Rfdg. Bonds, 1992                                                           @ 102.000
     Ser. A (PA Wtr. & Light Co. Proj.)
     (AMBAC Ins.)

  7  North Penn Wtr. Auth,. (Montgomery        AAA           45,000    6.200        2022(6)      11/01/02        45,320      47,013
     Cnty., PA), Wtr. Rev. Bonds, Ser.                                                           @ 101.000
     1992 (Financial Guaranty Ins.)

                                                             55,000    6.200        2022         11/01/02        55,391      55,770
                                                                                                 @ 101.000

                                                          ---------                                           ---------   ---------
                                                        $ 2,060,000                                         $ 1,956,920 $ 2,032,160
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 22.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 58 (CONNECTICUT, FLORIDA,
NEW YORK AND PENNSYLVANIA TRUSTS),
DEFINED ASSET FUNDS

NOTES TO PORTFOLIOS
As of March 31, 2000

      (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

      (2)   See Notes to Financial Statements.

      (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

      (4) Insured by AAA-rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

      (5)   Insured by the indicated municipal bond insurance company.

      (6) Bonds with an aggregate face amount of $ 295,000 of the Connecticut Trust, $ 575,000 of the Florida Trust, $ 495,000 of the New York Trust and $ 575,000 of the Pennsylvania Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

DEFINED ASSET FUNDS--REGISTERED TRADEMARK--

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--58
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-52547) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     14817--6/00

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Post-Effective Amendment No. 1 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--409, 1933 Act File No. 333-81777).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--58
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--58, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 14TH DAY OF JUNE, 2000.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON
     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553 and 333-89045

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT
     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)